DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2017
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [abstract]
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations

21. DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE

On January 12, 2018, we completed the agreements with third parties to dispose of our Conda phosphate operations (“CPO”) and North Bend nitrogen assets (“North Bend”). The sales of CPO and North Bend are the subject of a consent order, given final approval by the FTC on February 7, 2018, providing remedies to resolve issues in superphosphoric acid and nitric acid related to the merger.

These assets were previously classified as held for sale, as FTC approval and completion of the sales of CPO and North Bend assets is considered highly probable. Additionally, as CPO comprises operations and cash flows that can be clearly distinguished operationally and for financial reporting purposes, its operating results and the impact of re-measurement to the selling price were included in discontinued operations for the year ended December 31, 2017, and in the comparative year ended December 31, 2016. Discontinued operations exclude elimination of intercompany transactions.

The majority of the remaining value of assets held for sale is assigned to inventories.

Condensed information of discontinued operations (a)	2017	2016
Operating information
Discontinued operations of assets held for sale
Sales	299	278
Expenses	308	270
(Loss) earnings before income taxes	(9)	8
Income tax recovery	(10)	(4)
Earnings before measurement of assets held for sale	1	12
Loss on measurement of assets held for sale(b)	(311)	-
Income tax recovery on loss on measurement of assets held for sale	(123)	-
Net (loss) earnings from discontinued operations	(187)	12
Cash flow information
Operating activities	24	30
Investing activities	(20)	(23)
Cash provided by discontinued operations	4	7
(a)	No cumulative income or expenses are included in other comprehensive income related to CPO.
(b)	The write-down of CPO assets when classified as held for sale is predominately related to property, plant and equipment.